Document and Entity Information	Oct. 14, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001594109
Document Type	8-K
Document Period End Date	Oct. 14, 2020
Entity Registrant Name	GRUBHUB INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36389
Entity Tax Identification Number	46-2908664
Entity Address, Address Line One	111 W. Washington Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	(877)
Local Phone Number	585-7878
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	GRUB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false